Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity

9. Stockholders’ Equity

Common Stock

As of December 31, 2014, 1,113,000 shares were reserved for future issuance pursuant to shares authorized for future option grants. In addition, the Company has $2,500,000 in principal of outstanding convertible promissory notes, issued in October and December 2014, that are convertible into stock upon the occurrence of various future events at prices that are not determinable until the occurrence of those future events.

Restricted Stock Awards

In August 2014, the Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”). A total of 11,000,000 shares were initially reserved for issuance under the 2014 Plan. The 2014 Plan provides equity-based incentives in the form of stock awards to employees and other providers of services to the Company. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards to eligible recipients. Recipients of incentive stock options shall be eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options to be granted under the Plan is ten years. No options were granted under the plan as of December 31, 2014.

Restricted stock awards were granted at a price equal to estimated fair market value. The restricted stock awards generally vest over four years from the original vesting date, with certain grants subject to one-year cliff vesting. The vesting provisions of individual awards may vary as approved by the Company’s Board of Directors. In connection with the issuance of restricted common stock, the Company maintains a repurchase right where shares of restricted common stock are released from such repurchase right over a period of time of continued service by the recipient. The following is a summary of restricted share activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at August 22, 2014 (Inception)	—	$—
Granted	9,887,000	$0.001
Vested	(821,252)

Unvested at December 31, 2014	9,065,748	$0.001

Vested at December 31, 2014	821,252	$0.001

The shares purchased by the recipients pursuant to unvested restricted stock awards are not deemed, for accounting purposes, to be outstanding until those shares vest. The cash received in exchange for unvested shares related to stock awards granted is recorded as a liability for the early exercise of stock options on the accompanying balance sheet and will be transferred into common stock and additional paid-in capital as the shares vest. As of December 31, 2014, the Company recorded $12,786 of liability associated with shares issued with repurchase rights. As of December 31, 2014, there were 9,065,748 shares subject to repurchase, and 1,113,000 of common stock reserved for future stock awards under the 2014 Plan. The Company recognized $236,618 in share-based compensation expense related to the vested portion of the restricted stock awards granted to non-employees for the period from August 22, 2014 (inception) to December 31, 2014.